13. Business Combinations and goodwill (Details 2) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents	R$ 7,954	R$ 4,369	R$ 3,792
Trade receivables, net	727	384	618
Inventories, net	8,631	5,909	4,822
Recoverable taxes	1,692	679	596
Other current assets	287	145	131
Deferred income tax and social contribution	337	298	252
Related parties	104	34	25
Other noncurrent assets	177	17	7
Investments in associates	609	203	156
Investment properties	3,051	20	21
Property and equipment, net	24,290	14,052	13,292
Intangible assets, net	6,236	2,818	1,878
Total assets	58,475	61,657	55,779
Liabilities
Payroll and related taxes	980	686	640
Trade payable, net	14,887	9,246	8,128
Taxes and contributions payables	531	370	301
Borrowings and financing	3,488	1,981	1,200
Other current liabilities	703	289	227
Noncurrent borrowings and financing	10,706	3,392	3,193
Deferred income tax and social contribution	1,195	523	347
Provision for contingencies	1,305	1,235	1,107
Noncurrent lease liabilities	7,730	5,280	4,822
Other noncurrent liabilities	68	49	53
(-) Attributed to non-controlling shareholders	2,608	2,925	2,772
Net assets	13,548	R$ 13,159	R$ 12,156	R$ 11,487
Exito [Member]
Assets
Cash and cash equivalents	6,062
Trade receivables, net	416
Inventories, net	2,765
Recoverable taxes	477
Other current assets	349
Deferred income tax and social contribution	1,353
Related parties	137
Other noncurrent assets	111
Investments in associates	316
Investment properties	2,972
Property and equipment, net	8,496
Intangible assets, net	3,009
Total assets	26,463
Liabilities
Payroll and related taxes	283
Trade payable, net	4,545
Taxes and contributions payables	219
Borrowings and financing	2,546
Lease liabilities	277
Other current liabilities	998
Noncurrent borrowings and financing	2,060
Deferred income tax and social contribution	2,100
Provision for contingencies	103
Noncurrent lease liabilities	1,540
Other noncurrent liabilities	28
Total liabilites	14,699
Net assets	11,764
(-) Attributed to non-controlling shareholders	(2,558)
Net assets	R$ 9,206